ASSET PURCHASE (Tables)	12 Months Ended
Aug. 31, 2014
Asset Purchase Tables
Summary of valuation of assets

The valuation of the assets was performed by a third party appraiser and the $19,880,000 was allocated as follows:

Mix1 Brand Names	$5,000,000
Mix1 Internet Domains	1,100,000
Mix1 Product Specifications	3,600,000
Quality Assurances Guidelines	250,000
Ingredient Specifications	180,000
Customer/Vendor/Supplier Lists	5,000,000
Market Research Reports	1,250,000
Mix1 Social Media Assets	500,000
Distribution Channels	3,000,000
Totals	$19,880,000